Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0001610853
Registrant Name	Solana Co
Registration File Number	333-290429
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES